Lord Abbett Micro-Cap Value Fund | Lord Abbett Micro-Cap Value Fund
Lord Abbett Micro-Cap Value Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 131 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Micro-Cap Value Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Micro-Cap Value Fund	Class A		Class I
Management Fees	1.50%		1.50%
Distribution and Service (12b-1) Fees	none	[1]	none
Other Expenses	0.30%		0.30%
Total Annual Fund Operating Expenses	1.80%	[1]	1.80%
[1]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable contingent deferred sales charge (“CDSC”)) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Micro-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	747	1,109	1,494	2,569
Class I	183	566	975	2,116

If Shares Are Not Redeemed
Expense Example No Redemption Lord Abbett Micro-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	747	1,109	1,494	2,569
Class I	183	566	975	2,116

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of micro-cap companies. The Fund seeks to invest in micro-cap companies that appear to be undervalued and that appear to have good prospects for improvement in earnings trends, asset values, or other positive attributes. The Fund evaluates companies based on an analysis of their financial statements, products and operations, market sectors and interviews with management. Although the Fund is diversified across many industries and sectors, its assets may, from time to time, be overweighted or underweighted to certain industries and sectors relative to its benchmark index.

The Fund may invest in U.S. and foreign (which may include emerging market) companies. Securities of foreign companies may be traded on U.S. or non-U.S. securities exchanges, may be denominated in the U.S. dollar or other currencies, and may include American Depositary Receipts (“ADRs”). The Fund’s investments primarily include the following types of securities and other financial instruments:

  Equity securities of micro-cap companies. The Fund may invest in any security that represents equity ownership in a company. Currently, the Fund invests in equity securities consisting principally of common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies.

  Micro-cap companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Microcap® Index.

  Value companies that portfolio management believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Equity Risk: Common stocks and other equity securities, as well as equity-like securities such as convertible bonds, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

  Micro-Cap Company Risk: Micro-cap companies may be less able to weather economic shifts or other adverse developments than larger, more established companies and may have less experienced management and unproven track records. Micro-cap companies may rely on limited product lines and have more limited financial resources and are more susceptible to setbacks or economic downturns. In addition, micro-cap company stocks tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies, and may be subject to greater price fluctuations than larger company stocks.

  Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

  Foreign Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent that such securities are traded on non-U.S. exchanges or markets. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Industry/Sector Risk: To the extent the Fund overweights a single market sector or industry relative to its benchmark index, it can accumulate relatively large positions in a single issuer, industry, or sector. As a result, the Fund’s performance may be tied more directly to the success or failure of a relatively smaller or less diversified group of portfolio holdings.

  High Portfolio Turnover Risk: High portfolio turnover (more than 100%) may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's ClassA shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to ClassA shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share class will vary due to the different expenses the class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q ’09 +28.95%	Worst Quarter 4th Q ’08 -29.53%

Average Annual Total Returns (for the periods ended December 31, 2012)

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for the other share class are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns Lord Abbett Micro-Cap Value Fund	1 Year	5 Years	10 Years
Class A	11.61%	0.64%	11.22%
Class I	18.71%	2.09%	12.16%
After Taxes on Distributions Class A	11.61%	0.64%	10.25%
After Taxes on Distributions and Sale of Fund Shares Class A	7.55%	0.54%	9.74%
Russell Microcap® Value Index (reflects no deduction for fees, expenses, or taxes)	22.81%	1.57%	8.84%
Russell Microcap® Index (reflects no deduction for fees, expenses, or taxes)	19.75%	1.46%	8.42%